Leases - Disclosure Of Quantitative Information About Right of use Assets Explanatory (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	₩ 20,139,703	₩ 22,087,645
Additions and others	3,714,719	2,142,501
Depreciation	(3,977,253)	(3,726,185)
Disposals	(64,350)	(60,294)	₩ (40,897)
Gain or loss on foreign currency translation	900,303	(5,375)
Ending Balance	20,558,446	20,139,703	22,087,645
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	442,822
Ending Balance	433,847	442,822
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	299,576
Depreciation	(259,095)	(236,986)
Gain or loss on foreign currency translation	16,296	(65)
Ending Balance	308,619	299,576
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	110,907	113,250
Additions and others	63,655	51,754
Depreciation	(62,983)	(54,069)
Disposals	(7)
Gain or loss on foreign currency translation	8,294	(28)
Ending Balance	119,866	110,907	113,250
Right-of-use assets [member] | Buildings And Structures [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	55,166	53,213
Additions and others	54,728	44,900
Depreciation	(51,368)	(42,923)
Disposals	(7)
Gain or loss on foreign currency translation	(2,352)	(24)
Ending Balance	56,167	55,166	53,213
Right-of-use assets [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	47,411	49,754
Additions and others	39	607
Depreciation	(2,985)	(2,947)
Disposals	0
Gain or loss on foreign currency translation	9,952	(3)
Ending Balance	54,417	47,411	49,754
Right-of-use assets [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,859	2,147
Additions and others	870	1,197
Depreciation	(1,469)	(1,485)
Disposals	0
Gain or loss on foreign currency translation	70	0
Ending Balance	1,330	1,859	2,147
Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	5,970	7,848
Additions and others	7,620	4,459
Depreciation	(6,745)	(6,336)
Disposals	0
Gain or loss on foreign currency translation	217	(1)
Ending Balance	7,062	5,970	7,848
Right-of-use assets [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	501	288
Additions and others	398	591
Depreciation	(416)	(378)
Disposals	0
Gain or loss on foreign currency translation	407	0
Ending Balance	₩ 890	₩ 501	₩ 288